Organization and Nature of Business (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 23, 2021	Dec. 31, 2021	Mar. 19, 2021
Organization and Nature of Business (Details) [Line Items]
Subsidiaries owned description		Shanghai Juhao has seven wholly owned Juhao Best Choice Stores, located in the cities of Suzhou, Changshu and Wuhu, and twenty-eight wholly owned subsidiaries engaging online promotion of Shanghai Juhao’s products and services located in the cities of Changshu, Nantong, Shanghai, Guangzhou and Hangzhou.
Exercised stock option (in Shares)	557,143
Ordinary shares price per share	$ 7
IPO [Member]
Organization and Nature of Business (Details) [Line Items]
Ordinary shares (in Shares)			3,714,286
Ordinary shares price par value			$ 0.0001
Price per share			$ 7
Net proceeds (in Dollars)	$ 25.7
Exclusive Option Agreement [Member]
Organization and Nature of Business (Details) [Line Items]
Agreement effective term		10 years
Additional renewed term		10 years